Subsequent events	12 Months Ended
Mar. 31, 2026
Subsequent Events [Abstract]
Subsequent events
20	Subsequent events

The Company has assessed all subsequent events through the date of this report which is the date that these consolidated financial statements are available to be issued, there are no further material subsequent events that require disclosure in these consolidated financial statements.